Related-Party Transactions (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related-Party Transactions [Abstract]
Due from related parties	$ 4,749,000	$ 1,764,000
Due from related parties, new loans in period	3,114,000
Due from related parties, repayments in period	$ 451,000